Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.2%	Shares	Value
Aerospace & defense - 1.1%
L3Harris Technologies, Inc.	403,122	$91,403,882
Auto components - 0.9%
Aptiv PLC*	475,627	79,358,365
Beverages - 2.2%
Constellation Brands, Inc., Class A	452,650	101,547,501
Monster Beverage Corp.*	926,857	87,421,152
Biotechnology - 4.4%
Acceleron Pharma, Inc.*	362,248	45,302,735
Alnylam Pharmaceuticals, Inc.*	201,572	36,069,294
Exact Sciences Corp.*	311,569	33,599,601
Horizon Therapeutics PLC*	898,747	89,892,675
Moderna, Inc.*	293,437	103,759,323
Seagen, Inc.*	426,867	65,477,129
Building products - 1.3%
Fortune Brands Home & Security, Inc.	1,108,717	108,066,646
Capital markets - 6.0%
LPL Financial Holdings, Inc.	1,096,290	154,620,741
MarketAxess Holdings, Inc.	209,400	99,500,598
Moody's Corp.	220,949	83,076,824
MSCI, Inc.	297,729	177,434,575
Chemicals - 2.1%
Albemarle Corp.	505,903	104,236,254
Corteva, Inc.	1,668,187	71,365,040
Commercial services & supplies - 4.1%
IAA, Inc.*	1,057,789	63,975,079
Ritchie Bros Auctioneers, Inc.	1,641,456	98,044,167
Waste Connections, Inc.	1,471,284	186,396,970
Construction materials - 1.3%
Martin Marietta Materials, Inc.	294,663	107,051,068
Containers & packaging - 0.7%
Ball Corp.	700,106	56,624,573
Distributors - 2.5%
Pool Corp.	448,562	214,331,895
Electronic equipment, instruments & components - 2.6%
Cognex Corp.	1,482,358	134,019,987
Keysight Technologies, Inc.*	559,725	92,102,748
Energy equipment & services - 0.9%
Baker Hughes Co.	3,535,373	75,091,322
Entertainment - 1.2%
Spotify Technology S.A.*	122,901	28,103,772
Take-Two Interactive Software, Inc.*	444,655	77,112,070
Equity real estate investment trusts (REITs) - 1.7%
SBA Communications Corp.	413,625	141,041,989
Health care equipment & supplies - 7.7%
Align Technology, Inc.*	145,302	101,101,132
DexCom, Inc.*	112,601	58,046,941
IDEXX Laboratories, Inc.*	217,494	147,576,204
Insulet Corp.*	246,367	68,906,386
Masimo Corp.*	317,034	86,356,891
ResMed, Inc.	256,858	69,814,004
Teleflex, Inc.	94,172	37,426,778
West Pharmaceutical Services, Inc.	202,153	83,232,455
Health care providers & services - 2.9%
Amedisys, Inc.*	232,478	60,588,416
Guardant Health, Inc.*	335,487	36,836,473
Laboratory Corp. of America Holdings*	144,428	42,772,352
McKesson Corp.	284,667	58,023,675
Molina Healthcare, Inc.*	175,636	47,950,384
Health care technology - 0.9%
Veeva Systems, Inc., Class A*	223,690	74,423,900
Hotels, restaurants & leisure - 4.5%
Caesars Entertainment, Inc.*	1,367,323	119,449,337
Chipotle Mexican Grill, Inc.*	70,317	131,031,511
Planet Fitness, Inc., Class A*	317,589	23,892,220
Royal Caribbean Cruises Ltd.*	910,963	70,025,726
Vail Resorts, Inc.*	132,403	40,409,396
Household durables - 0.5%
Lennar Corp., Class A	437,611	46,014,797
Interactive media & services - 2.4%
Bumble, Inc., Class A*	826,159	42,034,970
Pinterest, Inc., Class A*	2,733,428	160,998,909
IT services - 3.9%
FleetCor Technologies, Inc.*	473,581	122,288,086
Global Payments, Inc.	639,082	123,604,850
Shopify, Inc., Class A*	55,711	83,562,600
Life sciences tools & services - 3.6%
Agilent Technologies, Inc.	417,143	63,918,822
Avantor, Inc.*	2,252,287	84,640,945
Bio-Techne Corp.	93,967	45,314,646
Charles River Laboratories International, Inc.*	154,537	62,884,196
Repligen Corp.*	215,045	52,836,557
Machinery - 0.9%
Westinghouse Air Brake Technologies Corp.	905,909	76,884,497
Pharmaceuticals - 0.9%
Zoetis, Inc.	382,676	77,568,425
Professional services - 2.8%
Booz Allen Hamilton Holding Corp.	665,315	57,090,680
Clarivate PLC*	2,059,050	46,946,340
TransUnion	1,135,885	136,374,353
Road & rail - 1.2%
Old Dominion Freight Line, Inc.	378,010	101,741,391
Semiconductors & semiconductor equipment - 5.8%
Advanced Micro Devices, Inc.*	1,290,293	137,016,214
Enphase Energy, Inc.*	379,301	71,915,469
Marvell Technology, Inc.	1,943,839	117,621,698
Microchip Technology, Inc.	480,622	68,786,621
Monolithic Power Systems, Inc.	116,127	52,171,216
Universal Display Corp.	191,198	44,834,019
Software - 20.2%
Anaplan, Inc.*	1,267,652	72,509,694
Coupa Software, Inc.*	195,830	42,495,110
Crowdstrike Holdings, Inc., Class A*	944,784	239,606,670
DocuSign, Inc.*	441,638	131,625,790
Elastic N.V.*	692,692	102,559,978
Fair Isaac Corp.*	193,864	101,567,288
Five9, Inc.*	530,893	106,863,452
PTC, Inc.*	523,916	70,964,422
RingCentral, Inc., Class A*	539,261	144,128,287
ServiceNow, Inc.*	113,319	66,619,107
Splunk, Inc.*	698,684	99,199,154
Synopsys, Inc.*	688,709	198,341,305
Tyler Technologies, Inc.*	340,370	167,679,877
Workday, Inc., Class A*	259,282	60,775,701
Zendesk, Inc.*	868,891	113,416,342
Specialty retail - 4.4%
AutoZone, Inc.*	50,114	81,363,587
Burlington Stores, Inc.*	422,183	141,346,868
Floor & Decor Holdings, Inc., Class A*	593,041	72,356,933
Ulta Beauty, Inc.*	238,575	80,113,485
Textiles, apparel & luxury goods - 1.2%
Lululemon Athletica, Inc.*	267,074	106,875,003
Trading companies & distributors - 2.4%
United Rentals, Inc.*	302,220	99,596,601
W.W. Grainger, Inc.	245,139	108,983,897
Total common stocks (cost $4,519,183,633)		8,449,931,008
Total investment portfolio (cost $4,519,183,633) - 99.2%		8,449,931,008
Other assets in excess of liabilities - 0.8%		69,214,600
Total net assets - 100.0%		$8,519,145,608

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.